10. FAIR VALUE MEASUREMENT (Details - Derivative liabilities) - Fair Value Inputs Level 3	12 Months Ended
Mar. 31, 2014 USD ($)
Derivative liabilities, beginning balance	$ 3,588,239
Recorded new derivative liabilities	0
Change in estimated fair value recognized in results of operations	5,729,780
Reclassification of derivative liability to paid in capital	1,361,048
Derivative liabilities, ending balance	$ 10,679,067